CASH FLOW INFORMATION (Tables)	12 Months Ended
Jul. 31, 2019
Supplemental Cash Flow Elements [Abstract]
Schedule of cash and cash equivalents and restricted cash

The following is a reconciliation of the Company’s cash and cash equivalents and restricted cash to the total presented on the consolidated statement of cash flows:

	July 31,
	2019	2018
Cash and cash equivalents	$4,117,647	$5,255,073
Restricted cash, tenant security deposits	859,674	1,332,671
Restricted cash, escrow	258,563	258,399
Restricted cash, other	27,840	33,480
	$5,263,724	$6,879,623

Schedule of cash flow information	Supplemental disclosures:
	July 31,
	2019	2018
Interest paid, net of capitalized interest of $77,880 (2019), and $37,471 (2018)	$115,657	$211,092
Income taxes paid	$—	$36,494